Stockholders' Equity - Assumptions Used in Calculating Value of Warrants Granted (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value assumptions, contractual term	7 years
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value assumptions, contractual term	10 years
Warrant
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, minimum	2.80%	0.60%
Risk-free interest rate, maximum	4.10%	1.30%
Expected volatility, minimum	78.00%	81.00%
Expected volatility, maximum	92.00%	106.00%
Warrant | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value assumptions, contractual term	4 years 7 months 6 days	5 years
Warrant | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value assumptions, contractual term	5 years	7 years